Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 1	¥ 326	¥ 88	¥ 583
Real Estate
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets		280	12	433
O R I X USA [Member]
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets			71	60
Asia and Australia
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets		29	4	73
Environment And Energy
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets		¥ 17		¥ 17
PE Investment And Concession Segment [Member]
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 1		¥ 1